FILE NOS. 333-160595 AND 811-22311
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 16
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 18
SCHWAB STRATEGIC TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (Zip code)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

David J. Lekich, Esq.	Douglas P. Dick, Esq.
Charles Schwab Investment Management, Inc.	Dechert LLP
211 Main Street	1775 I Street, N.W.
SF211MN-05-491	Washington, D.C. 20006-2401
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box)
     Immediately upon filing pursuant to paragraph (b)

☑	On October 14, 2011, pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)
     On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

     On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 16 to the Registration Statement of Schwab Strategic Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on July 25, 2011 (Accession Number: 0000950123-11-067834) (referred to herein as “PEA No. 15”).
The Registrant’s Prospectus for the Schwab U.S. Dividend Equity ETF, the Schwab U.S. Small-Cap Value ETF, and the Schwab U.S. Small-Cap Growth ETF are hereby incorporated by reference to Part A of PEA No. 15. The Registrant’s Statement of Additional Information for the Schwab U.S. Dividend Equity ETF, the Schwab U.S. Small-Cap Value ETF, and the Schwab U.S. Small-Cap Growth ETF are hereby incorporated by reference to Part B of PEA No. 15.
The Registrant’s Part C is hereby incorporated by reference to Part C of PEA No. 15.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 6th day of October, 2011.

SCHWAB STRATEGIC TRUST Registrant
/s/ Marie Chandoha*
Marie Chandoha, President and Chief Executive Officer
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 6th day of October, 2011.

Signature	Title

/s/ Walter W. Bettinger, II*	Chairman and Trustee
Walter W. Bettinger, II

/s/ Robert W. Burns*	Trustee
Robert W. Burns

/s/ Robert W. Goldfarb*	Trustee
Robert W. Goldfarb

/s/ Charles A. Ruffel*	Trustee
Charles A. Ruffel

/s/ Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

/s/ George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney